Accrued Interest Receivable	12 Months Ended
Sep. 30, 2011
Accrued Interest Receivable
Accrued Interest Receivable	Note 6—Accrued Interest Receivable

	September 30,
	2011	2010
	(In thousands)
Loans	$782	$803
Securities	282	185

	$1,064	$988